Consolidated statement of cash flows - additional details - Depreciation, amortization, impairments and fair value adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	$ 1,220	$ 1,626	$ 1,456
Property, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	323	299	275
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	81	79	66
Intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	815	1,245	1,084
Financial assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	3	5	31
Other non-current assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	$ (2)	$ (2)	$ 0